Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Discount on Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at May. 19, 2014
Balance at May. 19, 2014
Issuance of shares to founders (in shares)	20,000,000
Issuance of shares to founders	$ 2,000	(2,000)
Contribution of capital			707		707
Net loss				(707)	(707)
Balance (in shares) at Dec. 31, 2014	20,000,000
Balance at Dec. 31, 2014	$ 2,000	(2,000)	707	(707)
Issuance of shares to founders (in shares)	20,000,000
Issuance of shares to founders	$ 2,000	(2,000)
Contribution of capital			1,044		1,044
Net loss				(101,024)	(101,024)
Balance (in shares) at Dec. 31, 2015	20,500,000
Balance at Dec. 31, 2015	$ 2,050	(2,050)	$ 1,751	$ (101,731)	(99,980)
Redemption of shares (in shares)	(19,500,000)
Redemption of shares	$ (1,950)	$ 1,950
Net loss					(116,830)
Balance at Jun. 30, 2016					$ 450,845